Financial Instruments (Schedule of Carrying Amount and Fair Value of Financial Instrument Groups) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Other investments	$ 107,313	$ 142,619
Liabilities
Long-term loans from banks and others (excluding interest)	1,651,703	1,182,580
Carrying Value [Member]
Liabilities
Non-convertible debentures	592,329	518,612
Long-term loans from banks and others (excluding interest)	1,046,206	612,482
Loans from non-controlling interests	137,890	141,304
At fair value [member]
Liabilities
Non-convertible debentures	590,828	494,868
Long-term loans from banks and others (excluding interest)	1,060,126	613,488
Loans from non-controlling interests	$ 140,265	$ 139,197